TAX SITUATION (Tables)	12 Months Ended
Dec. 31, 2020
TAX SITUATION
Schedule of tax rates

		Additional
Taxable year	Rate	rate (surcharge) (*)
2020	32	4
2021	31	3
2022	30	3
As of 2023	30	—

(*)The additional rate (surcharge) will be applicable only to financial entities, that in the corresponding taxable year have a taxable income equal or greater than 120,000 Tax Value Unit (“UVT” from its Spanish acronym), which as of December 31, 2020 is equivalent to a total of S/4.5 million; in that sense, Credicorp Capital Colombia, Credicorp Capital Fiduciaria and Banco de la Microempresa de Colombia (before Banco Compartir) must pay the income tax taking into account the aforementioned.

Schedule of detailed information about reconciliation between the statutory income tax rate and the effective tax rate

The reconciliation of the statutory income tax rate to the effective tax rate for the Group is as follows:

	2020		2019		2018
	In millions	%	In millions	%	In millions	%

Theoretical tax and income tax rate in Perú	(66.1)	(29.50)	(1,764.0)	(29.50)	(1,649.8)	(29.50)
Increase (decrease) in the statutory tax rate due to:
(i) Increase (decrease) due to the profit of subsidiaries not domiciled in Perú	50.1	22.36	49.9	—	41.9	—
(ii) Provision tax on dividends	(44.6)	(19.91)	(142.7)	—	(46.8)	—
(iii) Non-taxable income, net	117.3	52.32	233.8	3.91	133.7	2.39
(iv) Change in estimate of deferred tax rate, net (Banco de Crédito de Bolivia)	53.3	23.80	—	—	—	—
Income tax and effective income tax rate	110.0	49.06	(1,623.0)	(25.59)	(1,521.0)	(27.11)

Schedule of detailed information about income tax expenses

b)    Income tax expense for the years ended December 31, 2020, 2019 and 2018 comprises:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Current -
In Peru	926,361	1,469,497	1,315,896
In other countries	110,973	206,120	113,912
	1,037,334	1,675,617	1,429,808

Deferred -
In Peru	(927,130)	(30,862)	87,952
In other countries	(220,181)	(21,573)	3,149
	(1,147,311)	(52,435)	91,101
Total	(109,977)	1,623,182	1,520,909

Schedule of deferred taxes

c)    The following table presents a summary of the Group’s deferred income tax:

	2020	2019
	S/(000)	S/(000)
Deferred income tax asset, net
Deferred asset
Allowance for loan losses for loan portfolio	1,738,240	699,970
Freezing credits (zero rate) and FAE funds	45,317	—
Provision for profit sharing	40,648	57,351
Carry forward tax losses	34,972	4,773
Provision for pending vacations	25,994	24,378
Provision for sundry expenses and risks	24,972	35,056
Depreciation of improvements for leased premises	24,945	19,005
Provision of interest on overdue refinanced loans	24,254	—
Unrealized losses due to valuation of investments at fair value through other comprehensive income	21,062	632
Provision of Stock awards	15,325	2,233
Unrealized loss in valuation on cash flow hedge derivatives	999	14,992
Others	83,717	50,403

Deferred liability
Intangibles, net	(219,980)	(223,101)
Buildings depreciation	(65,052)	(66,818)
Adjustment for difference in exchange of SUNAT and SBS	(28,424)	(30,846)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(28,377)	(12,387)
Deferred acquisitions costs - DAC	(14,705)	(17,578)
Unrealized gain from valuation of fair value hedging derivatives	(13,714)	(9,451)
Buildings revaluation	(4,234)	(4,795)
Unrealized gain in valuation on cash flow hedge derivatives	(3,974)	(2,021)
Fluctuation of the fair value of the covered bonds	(1,707)	(7,971)
Others	(6,623)	(12,977)
Total	1,693,655	520,848

Deferred income tax liability, net
Deferred asset
Unrealized losses due to valuation of investments at fair value through other comprehensive income	20,488	6,229
Carry forward tax losses	19,443	14,309
Provision for sundry expenses and risks	18,634	5,313
Deferred income due to commission	9,021	8,138
Allowance for loan losses for insurance	—	6,945
Provision for profit sharing	4,041	8,562
Others	21,514	19,351

Deferred liability
Intangibles, net	(41,491)	(50,048)
Gain generated in the reorganization of Pacífico EPS	(39,515)	(39,515)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(36,796)	(34,054)
Deferred acquisitions costs - DAC	(26,616)	(27,925)
Technical reserves for premiums	—	(23,180)
Catastrophic insurance reserve	(10,682)	(9,776)
Leasing operations related to loans	(3,595)	(3,810)
Buildings revaluation	(3,558)	(3,463)
Others	(36,417)	(11,280)
Total	(105,529)	(134,204)

Schedule of summary of income tax returns of major subsidiaries open for examination by tax authorities

d)    The Peruvian Tax Authority has the right to review and, if necessary, amend the annual income tax returns filed by Peruvian subsidiaries up to four years after their filing date. Income tax returns of the major subsidiaries open for examination by the tax authorities are as follows:

Banco de Crédito del Perú S.A.	2016 to 2020
Mibanco, Banco de la Microempresa S.A.	2016 to 2020
Prima AFP S.A	2016 to 2020
Pacífico Compañía de Seguros y Reaseguros	2017 to 2020
Pacífico Peruano Suiza	2017

Schedule of summary of annual income tax declarations pending examination by the overseas tax authorities

The annual income tax declarations pending examination by the overseas tax authorities are the following:

Banco de Crédito de Bolivia	2012, 2014, 2015 to 2020
Credicorp Capital Colombia	2016, 2017, 2018 to 2020
Credicorp Capital Holding Chile	2020